MIDCAP FUND SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%		$41,307,193
(COST $40,063,511)

Communication Services - 1.8%		746,014
Entertainment - 1.8%
Activision Blizzard, Inc.	4,650	235,290
Take-Two Interactive Software, Inc. (a)	3,870	510,724

Consumer Discretionary - 17.5%		7,280,989
Automobiles - 0.9%
Harley-Davidson, Inc.	12,075	385,193
Distributors - 2.1%
LKQ Corp. (a)	33,050	868,224
Household Durables - 4.8%
D.R. Horton, Inc.	6,280	310,672
Newell Brands, Inc.	50,921	845,289
PulteGroup, Inc.	9,185	310,453
TopBuild Corp. (a)	5,615	520,061
Internet & Direct Marketing Retail - 1.0%
Duluth Holdings, Inc. Class B (a)	46,425	426,646
Leisure Products - 0.6%
Mattel, Inc. (a)	26,950	264,110
Specialty Retail - 5.9%
Bed Bath & Beyond, Inc.	54,100	523,147
Lumber Liquidators Holdings, Inc. (a)	80,390	756,469
Party City Holdco, Inc. (a)	145,989	686,148
Urban Outfitters, Inc. (a)	20,410	477,798
Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.	25,880	353,521
Skechers U.S.A., Inc. Class A (a)	17,475	553,258

Consumer Staples - 4.4%		1,796,043
Beverages - 1.3%
Molson Coors Brewing Co. Class B	10,100	518,736
Food Products - 3.1%
The Hain Celestial Group, Inc. (a)	18,565	353,663
The J.M. Smucker Co.	4,830	507,923
The Kraft Heinz Co.	16,290	415,721

Energy - 5.2%		2,131,235
Energy Equipment & Services - 1.4%
Helmerich & Payne, Inc.	3,510	131,941
TechnipFMC PLC	17,125	425,385
Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp.	15,200	133,304
Cheniere Energy, Inc. (a)	3,220	192,266
Devon Energy Corp.	10,345	227,487
Noble Energy, Inc.	19,100	431,278
Parsley Energy, Inc. Class A (a)	12,900	231,039
Pioneer Natural Resources Co.	2,905	358,535

Financials - 17.3%		7,170,992
Banks - 8.7%
Associated Banc-Corp	37,408	719,730
CIT Group, Inc.	17,080	727,437
First Horizon National Corp.	59,145	936,265
Regions Financial Corp.	14,785	216,157
SunTrust Banks, Inc.	6,970	428,725
Zions Bancorporation, N.A.	14,105	579,574
Capital Markets - 4.3%
Eaton Vance Corp.	12,990	560,129
Northern Trust Corp.	8,180	719,267

State Street Corp.	9,725	498,990
Consumer Finance - 1.4%
Discover Financial Services	7,329	586,100
Insurance - 1.8%
Fidelity National Financial, Inc.	11,210	492,567
Unum Group	9,175	233,137
Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.	13,010	472,914

Health Care - 14.4%		6,006,110
Biotechnology - 1.8%
Exact Sciences Corp. (a)	4,310	513,838
MiMedx Group Inc. (a)	20,015	103,077
Xencor, Inc. (a)	3,600	134,208
Health Care Providers & Services - 7.4%
Acadia Healthcare Co., Inc. (a)	15,660	414,364
Hanger, Inc. (a)	42,418	800,851
Henry Schein, Inc. (a)	2,180	134,332
McKesson Corp.	2,495	344,984
Premier, Inc. Class A (a)	17,575	619,695
Tivity Health, Inc. (a)	41,490	757,606
Life Sciences Tools & Services - 3.4%
Accelerate Diagnostics, Inc. (a)	33,700	633,223
Cambrex Corp. (a)	13,150	788,080
Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (a)	5,945	761,852

Industrials - 12.8%		5,272,611
Building Products - 2.9%
AO Smith Corp.	11,030	513,116
Masco Corp.	16,630	677,340
Commercial Services & Supplies - 1.4%
Hudson Technologies, Inc. (a)	225,325	113,564
Mobile Mini, Inc.	14,165	442,798
Construction & Engineering - 1.0%
MasTec, Inc. (a)	6,855	430,974
Electrical Equipment - 0.7%
Regal Beloit Corp.	3,805	269,775
Machinery - 5.3%
Ingersoll-Rand PLC	2,575	311,807
Kornit Digital Ltd. (a)	11,390	321,312
Mueller Water Products, Inc. Class A	32,225	337,074
REV Group, Inc.	31,025	399,911
SPX Corp. (a)	5,605	212,710
SPX Flow, Inc. (a)	18,065	608,970
Trading Companies & Distributors - 1.5%
HD Supply Holdings, Inc. (a)	16,275	633,260

Information Technology - 16.8%		6,923,882
Communications Equipment - 2.0%
Lumentum Holdings, Inc. (a)	7,700	429,352
Viavi Solutions, Inc. (a)	28,771	399,629
Electronic Equipment, Instruments & Components - 1.7%
II-VI, Inc. (a)	18,380	689,434
IT Services - 3.8%
Alliance Data Systems Corp.	6,195	761,674
Black Knight, Inc. (a)	6,490	404,003
Fiserv, Inc. (a)	3,723	398,138
Semiconductors & Semiconductor Equipment - 6.2%
Cypress Semiconductor Corp.	28,900	664,989
Infineon Technologies A.G. ADR	39,225	677,024
Marvell Technology Group Ltd.	18,204	436,350
NXP Semiconductors N.V.	7,550	771,157
Software - 1.3%
SS&C Technologies Holdings, Inc.	11,400	531,354

Technology Hardware, Storage & Peripherals - 1.8%
CPI Card Group, Inc. (a)	150,397	433,143
Pure Storage, Inc. Class A (a)	20,125	327,635

Materials - 3.9%		1,613,221
Chemicals - 0.6%
Int'l. Flavors & Fragrances, Inc.	2,105	231,024
Containers & Packaging - 1.6%
AptarGroup, Inc.	1,720	210,218
Crown Holdings, Inc. (a)	6,970	458,905
Metals & Mining - 1.7%
Freeport-McMoRan, Inc.	67,025	615,960
Lundin Mining Corp.	20,400	97,114

Real Estate - 4.5%		1,851,819
Equity Real Estate Investment - 2.8%
DiamondRock Hospitality Co.	37,725	357,256
Host Hotels & Resorts, Inc.	21,625	346,865
Kimco Realty Corp.	23,495	431,838
Real Estate Management & Development - 1.7%
Colliers International Group, Inc.	4,500	303,750
FirstService Corp.	2,200	228,558
Realogy Holdings Corp.	38,400	183,552

Utilities - 1.3%		514,277
Electric Utilities - 0.5%
Xcel Energy, Inc.	3,130	201,009
Multi-Utilities - 0.8%
MDU Resources Group, Inc.	11,650	313,268

SHORT-TERM INVESTMENTS - 0.1%		21,446
(COST $21,446)

Money market funds - 0.1%		21,446
First American Government Obligations Fund Class X, 2.028% (b)	21,446	21,446

TOTAL INVESTMENTS - 100.0% (COST $40,084,957)		41,328,639

NET OTHER ASSETS AND LIABILITIES - 0.0%^		4,106

NET ASSETS - 100.0%		$41,332,745

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2019.
^	Rounds to 0.0%

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited Liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liabilitywhatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2019:
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	746,014	–	–	746,014
Consumer discretionary	7,280,989	–	–	7,280,989
Consumer staples	1,796,043	–	–	1,796,043
Energy	2,131,235	–	–	2,131,235
Financials	7,170,992	–	–	7,170,992
Health care	6,006,110	–	–	6,006,110
Industrials	5,272,611	–	–	5,272,611
Information technology	6,923,882	–	–	6,923,882
Materials	1,613,221	–	–	1,613,221
Real Estate	1,851,819	–	–	1,851,819
Utilities	514,277	–	–	514,277
Total common stocks	41,307,193	–	–	41,307,193
Short-term investments
Money market funds	21,446	–	–	21,446
Total short-term investments	21,446	–	–	21,446
Total investments	$41,328,639	$–	$–	$41,328,639

The Fund did not invest in any level-3 investments as of and during the period ended August 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2019

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs and REITs, are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.